Filed pursuant to Rule 497(e)
Registration Nos. 333-56018; 811-10303

Supplement dated August 15, 2018
to the

Buffalo Funds®
Prospectus dated July 27, 2018

Buffalo Discovery Fund (BUFTX)
Buffalo Large Cap Fund (BUFEX)

This supplement amends the Prospectus of the Buffalo Funds dated July 27, 2018.

Buffalo Discovery Fund

Effective August 15, 2018, Ms. Elizabeth Jones, MD no longer serves as a co-portfolio manager of the Buffalo Discovery Fund.  All references to Dr. Jones as a co-Portfolio Manager of the Buffalo Discovery Fund in the Prospectus are hereby removed.

The sub-section entitled “Summary Section—Buffalo Discovery Fund—Management—Co-Portfolio Managers” is revised as follows:

Co-Portfolio Managers.  The Discovery Fund is co-managed by a team of Portfolio Managers as follows:

Portfolio Manager	Years of Service with the Fund	Current Title
Clay Brethour	14.5	Portfolio Manager
Dave Carlsen	14.5	Portfolio Manager

Buffalo Large Cap Fund

Effective August 15, 2018, Ms. Elizabeth Jones, MD no longer serves as the portfolio manager of the Buffalo Large Cap Fund.  All references to Dr. Jones as Portfolio Manager of the Buffalo Large Cap Fund in the Prospectus are hereby removed.

Also effective August 15, 2018, Mr. Alexander Hancock has been added as the Portfolio Manager of the Buffalo Large Cap Fund.  Accordingly, the Prospectus is revised as described below.

The sub-section entitled “Summary Section—Buffalo Large Cap Fund—Management—Portfolio Manager” is revised as follows:

Portfolio Manager.  The Large Cap Fund is managed by:

Portfolio Manager	Years of Service with the Fund	Current Title
Alexander Hancock	*	Portfolio Manager

*	Effective August 15, 2018, Mr. Hancock became Portfolio Manager of the Large Cap Fund.

The sub-section entitled “Management—Portfolio Managers” is revised as follows:

Alexander Hancock, CFA, Co-Portfolio Manager.  Mr. Hancock has been an investment professional since 1998 and joined KCM in 2002.  Previously, Mr. Hancock was a private equity analyst at ClearLight Partners, LLC and an analyst in the investment banking division of Salomon Smith Barney.  He holds a B.A. in Economics from Dartmouth College.  Mr. Hancock has served as co-portfolio manager of the Small Cap Fund since 2017 and as portfolio manager of the Large Cap Fund since August 2018.

Please retain this Supplement with your Prospectus for reference.